Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of related party [Abstract]
Disclosure of detailed information about Financial position with Related Party Transaction [Table Text Block]
The detail of the assets and liabilities with related private corporations and financial institutions is as follows:

	Decembre 31,	Decembre 31,
	2018	2017
Assets
Demand deposits	5,179	1,809
Loans	202,578	83,031
Allowance for loans losses	(1,837)	(204)
Securities at fair value through other comprehensive income	2,887	2,954
Total asset	208,807	87,590

Liabilities
Demand deposits	200,000	50,000
Time deposits	40,000	190,000
Total liabilities	240,000	240,000

Disclosure of detailed information about Income and Expense with Related Party Transaction [Table Text Block]
The detail of income and expenses with related parties is as follows:

	December 31, 2018	December 31, 2017
Interest income
Loans	2,751	985
Securities at amortized cost	-	-
Total interest income	2,751	985
Interest expense
Deposits	(984)	(530)
Total interest expense	(984)	(530)

Net interest income	1,767	455

Other income (expense)
Fees and commissions, net	1	-
Gain on financial instruments, net	41	-
Other income, net	1	-
Total other income, net	43	-

Operating expenses
Other expenses	(2,287)	(2,149)
Total operating expenses	(2,287)	(2,149)
Net income from related parties	(477)	(1,694)

Disclosure of transactions between related parties [text block]
During the reporting periods, total compensation paid to directors and the executives of Bladex as representatives of the Bank amounted to:

	December 31,
	2018	2017	2016
Expenses:
Compensation costs to directors	2,331	2,581	2,428
Compensation costs to executives	4,943	3,299	5,601